Columbia Mortgage Opportunities Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	70,500	2,572,837
Ally Bank Auto Credit-Linked Notes(a)
Series 2025-A Class G
06/15/2033	10.219%	5,500,000	5,552,705
ARES CLO(a),(d)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	10.841%	5,000,000	5,003,475
ASP WHCO Participation LP(a),(d),(e),(f)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	18,000,000	18,000,000
Carlyle Global Market Strategies CLO Ltd.(a),(d)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.279%	11,000,000	11,006,897
Series 2015-4A Class CR
3-month Term SOFR + 3.962% Floor 3.700% 07/20/2032	8.287%	7,500,000	7,511,303
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,500,000	4,528,347
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	6,537,500	6,561,779
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	8,358,000	8,174,404
Elmwood CLO VIII Ltd.(a),(d)
Subordinated Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.576%	2,500,000	2,499,998
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	4,450,000	4,464,292
LendingClub Receivables Trust(a),(c),(f)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	43,250
LendingPoint Asset Securitization Trust(a),(e),(f)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	674,448	673,773
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	119,290	118,598
MPOWER Education Trust(a)
Series 2025-A Class B
07/21/2042	8.470%	6,480,000	6,593,410
Subordinated Series 2024-A Class B
07/22/2041	8.350%	6,000,000	6,184,526
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	10,557,532	10,738,200
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	996,996	999,511
Octagon 54 Ltd.(a),(d)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.829%	2,500,000	2,343,455
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class C
08/15/2029	6.250%	1,800,000	1,814,567
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	3,000,000	3,031,808
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	4,138,991	4,200,183
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	8,335,201	8,335,354
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	231,062
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	0
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	95,060
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	241,511
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	443,295	440,853
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	10,909,752	11,028,030
Series 2025-R1 Class E
06/15/2032	12.105%	1,000,000	1,000,055

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,176,433
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	2,550,659	2,581,175
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	1,854,673	1,878,075
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	2,538,166	2,569,795
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	4,643,758	4,694,269
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	6,961,254	7,020,490
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	8,200,000	8,258,837
Palmer Square CLO Ltd.(a),(d)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.727%	2,000,000	2,011,368
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	429,806	430,081
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,970,561	2,912,446
RR 16 Ltd.(a),(d)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.829%	3,733,333	3,735,177
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	164,153	164,264
Upgrade Master Pass-Thru Trust(a),(c),(f)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	5,250,000	4,965,555
Upstart Asset Trust II Series(a),(c),(e),(f)
Series 2025-1GS Class CERT
02/20/2030	0.000%	18,723	5,289,248
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	10,850,000	11,419,821
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	12,250,000	12,794,392
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	47,321
Total Asset-Backed Securities — Non-Agency (Cost $226,934,843)			208,937,990

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.572%	40,239,704	1,027,384
Series 2019-102 Class IB
03/16/2060	0.835%	11,962,261	576,259
Series 2020-19 Class IO
12/16/2061	0.719%	17,234,604	785,076
Series 2020-3 Class IO
02/16/2062	0.616%	17,433,763	662,748
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,189,991)			3,051,467

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

BHMS Commercial Mortgage Trust(a),(d)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.900%	3,800,000	3,811,875
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	15,400,000	11,660,142
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	5,275,000	3,428,803
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	8,004,184
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	550,965
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,650,053
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	8.978%	11,600,000	11,571,537
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $80,148,267)			41,677,559
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)

Joint Ventures(j) 0.7%
Value ($)
Itasca Park LLC - Unfunded(e),(f),(k),(l),(m)	17,300,000
Total Joint Ventures (Cost $17,300,000)	17,300,000

Residential Mortgage-Backed Securities - Agency 150.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(d),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.737%	22,720,945	2,997,199
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.737%	20,479,249	2,730,963
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.637%	28,735,813	4,015,905
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.537%	57,209,637	6,487,933
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	1.632%	38,088,766	4,706,126
Fannie Mae REMICS(d)
CMO Series 2025-1 Class BF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.748%	19,634,987	19,786,620
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.198%	10,063,817	9,931,837
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.105%	22,654,542	23,246,635
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.648%	14,556,118	14,597,423
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.105%	10,215,656	10,392,708
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	22,561,711	21,147,929
12/01/2052	5.000%	19,447,977	19,621,136
09/01/2053	5.500%	20,978,224	21,345,855
Federal Home Loan Mortgage Corp.(d),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.037%	8,718,473	1,164,923
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.443%	1,789,250	160,536
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.593%	673,891	88,673
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.443%	820,213	103,988
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.906%	830,430	83,111
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.693%	7,105,625	868,434
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	1.743%	7,698,308	998,266
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	1.623%	5,369,790	370,084

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.617%	8,418,485	1,298,290
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.587%	16,618,666	2,616,798
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.513%	1,507,649	168,287
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	115,491	2,793
CMO Series 5040 Class IH
11/25/2050	3.500%	10,025,385	1,673,651
CMO Series 5083 Class NI
12/25/2040	4.500%	8,329,052	1,482,111
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,221,355	171,168
Federal Home Loan Mortgage Corp. REMICS(d),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.543%	36,362,973	3,946,066
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	1.952%	33,937,359	5,152,984
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.637%	24,878,320	3,276,617
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	34,168,354	5,631,779
CMO Series 5105 Class JI
03/25/2045	3.000%	20,859,707	1,881,099
CMO Series 5183 Class IO
01/25/2052	3.000%	34,240,835	5,732,851
Federal National Mortgage Association
10/01/2051- 08/01/2052	4.000%	62,935,107	59,634,746
09/01/2052	5.000%	17,113,311	17,049,686
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d),(h)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.437%	1,703,830	189,271
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.687%	945,795	120,527
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	1.187%	7,464,847	689,742
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.537%	1,024,849	128,873
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	1.637%	6,315,598	751,185
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	16,493,630	679,096
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.687%	6,346,077	822,388
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.587%	4,638,522	591,814
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.537%	19,408,684	1,687,329
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	42,856,229	7,332,161
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(d),(h)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	1.687%	20,067,727	2,691,199
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.637%	28,996,042	3,233,966
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.587%	29,155,252	3,996,934
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.687%	20,261,458	2,635,076
CMO Series 2024-74 Class SD
-1.0 x 30-day Average SOFR + 6.600% Cap 6.600% 10/25/2054	2.252%	28,030,409	3,771,138
Freddie Mac REMICS(d),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.587%	19,336,864	2,536,979
CMO Series 5541 Class SK
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 05/25/2055	1.352%	55,700,593	5,393,043
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.652%	22,108,432	3,159,518
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	0.752%	33,757,925	2,115,174
Freddie Mac REMICS(d)
CMO Series 5480 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 03/25/2054	5.798%	32,556,154	32,858,240
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.105%	18,485,701	19,020,089
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.105%	32,243,418	33,273,489
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.668%	13,653,923	13,685,779
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.105%	18,610,866	19,051,391
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	5.598%	14,325,234	14,310,197
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.255%	12,415,203	12,659,425
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.955%	19,832,162	19,729,822
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.698%	25,529,388	25,595,851
Government National Mortgage Association(d),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.126%	26,550,544	3,233,293
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	1.645%	7,778,042	870,863

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.745%	7,770,277	1,254,285
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.745%	7,756,732	1,012,077
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.695%	6,588,338	760,857
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.745%	5,130,326	644,873
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.745%	6,853,656	866,298
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.745%	6,314,290	731,310
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.745%	5,788,209	814,002
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.745%	5,373,855	788,133
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.595%	12,247,030	1,770,552
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	32,925,908	133,538
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.645%	26,252,921	3,301,633
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	12,677,122	201,529
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.745%	8,646,907	1,135,173
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.845%	54,363,238	7,684,891
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.845%	17,807,057	2,565,705
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.845%	29,401,170	4,422,692
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.845%	20,346,621	3,016,201
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.845%	16,084,435	2,385,571
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.595%	16,409,720	1,849,822
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.595%	19,069,337	2,699,280
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.695%	8,300,391	1,074,532
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	1.495%	16,652,122	2,106,960
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.695%	21,453,127	2,807,167
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	28,638,034	4,052,471
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	23,111,467	3,278,050
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	24,677,298	3,511,333
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	52,262,637	273,062
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	53,292,192	7,575,688
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	1.845%	56,533,956	8,223,678
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	28,401,778	3,935,251
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	41,488,262	5,748,630
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	72,159,462	420,329
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	34,834,955	5,064,153
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	245,832,099	763,677
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.845%	34,944,702	4,906,296
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.845%	29,693,151	4,219,738
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	40,693,054	715,180
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.845%	40,118,871	5,670,931
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	1.005%	38,341,797	2,686,847
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.655%	53,436,926	5,307,072

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	22,677,872	384,912
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.695%	21,634,001	2,849,637
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.595%	30,354,360	3,433,770
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.655%	75,869,803	5,332,016
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.385%	14,349,892	1,042,788
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.595%	48,880,114	5,845,544
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.555%	42,247,007	2,610,329
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.595%	32,015,540	3,558,306
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.305%	62,902,629	4,791,721
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.005%	24,879,592	2,242,368
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.805%	21,773,605	2,072,114
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.055%	56,455,223	2,715,242
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.705%	19,756,607	2,396,081
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.055%	34,258,711	2,111,508
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.055%	46,626,807	2,796,289
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	1.552%	48,323,076	5,317,718
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.905%	21,758,388	3,351,307
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.955%	28,036,271	4,307,260
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,885,740	386,637
CMO Series 2018-78 Class GI
04/20/2048	4.000%	5,016,309	854,106
CMO Series 2020-160 Class DI
10/20/2050	2.500%	16,054,047	2,333,454
CMO Series 2020-160 Class HI
10/20/2050	2.500%	12,847,823	1,883,127
CMO Series 2020-160 Class ID
10/20/2050	2.500%	11,559,926	1,680,766
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-162 Class EI
10/20/2050	2.500%	12,153,237	1,776,885
CMO Series 2020-164 Class CI
11/20/2050	3.000%	14,811,660	2,511,726
CMO Series 2020-191 Class UC
12/20/2050	4.000%	18,012,203	4,048,007
CMO Series 2020-191 Class UM
12/20/2050	3.500%	27,226,843	4,292,222
CMO Series 2020-85 Class MI
06/20/2050	3.500%	11,055,147	2,298,671
CMO Series 2021-158 Class VI
09/20/2051	3.000%	29,323,280	4,694,965
CMO Series 2021-160 Class CI
09/20/2051	2.500%	60,532,570	8,324,076
CMO Series 2021-24 Class MI
02/20/2051	3.000%	14,283,743	2,362,955
CMO Series 2021-29 Class HI
02/20/2051	3.500%	18,245,421	3,502,194
CMO Series 2021-44 Class CI
03/20/2051	3.000%	21,707,061	3,718,133
CMO Series 2021-44 Class MI
03/20/2051	3.000%	14,335,537	2,365,262
CMO Series 2021-58 Class IA
04/20/2051	3.500%	12,093,394	2,237,587
CMO Series 2021-7 Class IT
01/16/2051	3.000%	27,629,011	6,304,990
Government National Mortgage Association(d)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.281%	9,699,933	9,922,895
Government National Mortgage Association TBA(n)
09/22/2055	4.500%	240,000,000	231,114,566
Uniform Mortgage-Backed Security TBA(n)
09/15/2055	3.500%	403,420,484	364,402,667
09/15/2055	4.000%	567,500,000	529,505,177
09/15/2055	4.500%	633,000,000	608,760,854
09/15/2055	5.000%	261,000,000	257,379,272
09/15/2055	5.500%	290,500,000	292,135,440
09/15/2055	6.000%	473,000,000	483,199,611
Total Residential Mortgage-Backed Securities - Agency (Cost $3,552,866,992)			3,510,913,684

Residential Mortgage-Backed Securities - Non-Agency 45.0%

A&D Mortgage Trust(a),(o)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	3,284,563	3,305,597
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.495%	5,600,000	5,694,917
Ajax Mortgage Loan Trust(a),(o)
CMO Series 2021-C Class A
01/25/2061	5.115%	3,196,862	3,206,371
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.988%	8,617,660	4,863,576
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	832,466	738,941
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	3,497,813	3,070,990
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,898,676
Angel Oak Mortgage Trust(a),(o)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	6,631,678	6,672,038
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,912,991
Barclays Mortgage Trust(a),(o)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	3,589,452	3,693,153
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,190,035
CMO Series 2020-NQM1 Class B2
05/25/2060	5.997%	2,800,000	2,796,416
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	6,101,114
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,573,254
CAFL Issuer LP(a)
CMO Series 2025-RTL1 Class M1
05/28/2040	8.160%	3,000,000	3,065,917
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	3,987,025
CMO Series 2023-3 Class M1
07/25/2058	8.257%	8,900,000	9,004,771
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.555%	8,350,000	7,109,911
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.555%	7,431,000	5,588,753

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.594%	4,569,000	4,015,997
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.117%	5,373,000	5,372,466
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	8,894,000	8,859,380
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.016%	4,942,000	5,019,784
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.257%	3,700,000	3,724,601
CHNGE Mortgage Trust(a),(o)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,136,676
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,210,737	9,857,332
Citigroup Mortgage Loan Trust(a),(p)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,327,638	537,908
Citigroup Mortgage Loan Trust(a),(g),(h)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.107%	33,292,521	944,715
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	10,497,650	7,469,655
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,474,044
CMO Series 2021-3 Class A3
09/27/2066	1.419%	5,714,167	4,917,254
CMO Series 2023-1 Class B2
04/25/2068	8.006%	4,546,000	4,540,782
CMO Series 2025-5 Class B1
05/25/2070	7.439%	3,728,000	3,793,073
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,722,800
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,488,455
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.716%	4,993,000	4,556,178
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,811,939
COLT Mortgage Loan Trust(a),(o)
CMO Series 2025-5 Class A1
05/25/2070	5.536%	7,751,858	7,807,030
CMO Series 2025-7 Class A2
06/25/2070	5.673%	7,569,000	7,617,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(d)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.848%	7,059,000	7,349,525
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.348%	10,350,000	10,843,484
Deephaven Residential Mortgage Trust(a),(g)
Subordinated CMO Series 2020-2 Class B3
05/25/2065	6.424%	4,911,000	4,951,973
EASY(a),(o)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,000,000	10,048,114
EASY(a),(g)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	3,750,000	3,710,245
Fannie Mae Connecticut Avenue Securities(a),(d)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.548%	11,350,000	11,836,918
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	2,110,000	2,168,024
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	1,500,000	1,577,574
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	1,500,000	1,577,057
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	1,929,829	1,992,118
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,432,625
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,432,831
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	7,575,000	8,043,932
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,873,817
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,606,279
Subordinated CMO Series 2024-HE4 Class E
09/25/2054	6.809%	1,900,000	1,901,657
Subordinated CMO Series 2024-HE4 Class F
09/25/2054	8.482%	1,300,000	1,323,270
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	3,950,000	3,980,554
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	2,900,000	2,971,874
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,880,487
Freddie Mac STACR REMIC Trust(a),(d)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.998%	15,500,000	17,715,277
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.098%	14,000,000	15,499,616
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.848%	23,300,000	27,761,165
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.848%	7,450,000	7,884,558
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(d)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	7,345,104	6,851,755
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	611,092,394	4,673,879
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	2,300,000	2,279,257
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	2,950,000	2,843,854
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	16,988,156	13,945,666
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.348%	6,750,000	7,460,039
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.748%	14,200,000	17,336,489
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	248,620,834	1,688,309
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	453,920,621	1,293,174
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	453,920,621	1,652,407
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,956,645,065	4,743,495
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,956,645,065	7,411,771
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	5,650,000	4,761,513
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,200,815
Genworth Mortgage Insurance Corp.(a),(d)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.250%	7,012,790	7,031,883
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.300%	7,500,000	7,679,319
GITSIT Mortgage Loan Trust(a),(o)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	4,110,945	4,119,566
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,747,853
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class M1
07/25/2067	5.034%	3,000,000	2,945,470
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	7,036,053	7,134,571
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	13,707,969	13,745,108
CMO Series 2025-1 Class A
11/25/2042	6.500%	6,734,154	6,677,783
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	4,700,000	4,617,809

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.121%	7,384,000	5,866,490
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.414%	4,489,000	3,684,316
Imperial Fund Mortgage Trust(a),(o)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	3,000,000	2,925,661
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	17,040,000	17,082,685
CMO Series 2025-1 Class A2
02/25/2030	9.054%	1,500,000	1,503,672
LHOME Mortgage Trust(a),(o)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,441,693
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,265,669
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,741,432
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	4,358,000	4,355,485
CMO Series 2025-RTL1 Class M1
01/25/2040	7.023%	5,368,000	5,390,714
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	1,800,000	1,806,750
Mello Mortgage Capital Acceptance(a),(o)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	5,317,877
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,198,254
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,709,336
MFA Trust(o)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	16,218,346	16,276,075
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.067%	2,934,235	129,122
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.982%	9,250,000	6,805,958
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	2,887,000	2,068,613
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.876%	6,748,000	4,362,423
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.876%	5,287,000	2,953,837
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,554,885	1,544,929
NYMT Loan Trust(a),(o)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,871,350
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.952%	5,295,000	4,182,683
CMO Series 2024-CP1 Class M1
02/25/2068	3.952%	2,350,000	1,744,312
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	3,889,228	3,894,747
NYMT Trust(a),(o)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	13,623,590	13,728,287
Oaktown Re VI Ltd.(a),(d)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	9.848%	2,373,000	2,423,328
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.298%	6,500,000	6,601,862
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,799,124	5,624,832
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,875,150	4,015,663
OSAT Trust(a),(o)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	5,431,096	5,242,911
Point Securitization Trust(a)
CMO Series 2025-1 Class A1
06/25/2055	6.250%	7,630,559	7,626,074
Preston Ridge Partners Mortgage Trust(a),(o)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	7,319,647
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,650,747
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,415,253
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(o)
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	9,541,464	9,541,565
CMO Series 2024-NPL5 Class A2
09/25/2054	8.835%	5,000,000	5,002,223
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	10,875,000	10,885,256
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,000,000	10,022,192
CMO Series 2024-NPL9 Class A2
12/25/2054	8.590%	9,050,000	9,068,905
Pretium Mortgage Credit Partners LLC(a),(o)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	2,387,555	2,385,857
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	5,715,551	5,459,981
PRPM LLC(a),(o)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	9,500,000	8,351,714
PRPM LLC(a),(o)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	4,771,436	4,770,803
CMO Series 2024-5 Class A2
09/25/2029	9.076%	2,800,000	2,802,190
CMO Series 2024-7 Class A1
11/25/2029	5.870%	7,631,865	7,662,446
CMO Series 2024-8 Class A1
12/25/2029	5.897%	4,718,799	4,720,271
CMO Series 2024-8 Class A2
12/25/2029	8.836%	6,100,000	6,115,914
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,762,262
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	8,981,023
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,639,965
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	10,131,003
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	2,050,956
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,175,225
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,732,090
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	2,350,000	2,207,586
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	4,088,000	3,677,294
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	4,700,000	4,409,039
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	4,408,000	3,929,043
CMO Series 2025-2 Class A2
05/25/2030	9.560%	4,900,000	4,942,754
CMO Series 2025-RCF4 Class M1B
08/25/2055	4.500%	477,000	440,731
CMO Series 2025-RCF4 Class M2
08/25/2055	4.500%	2,000,000	1,803,579
PRPM LLC(a),(g)
CMO Series 2025-RCF3 Class M1A
07/25/2055	5.250%	1,100,000	1,048,451
CMO Series 2025-RCF3 Class M1B
07/25/2055	5.250%	1,000,000	938,874
CMO Series 2025-RCF3 Class M2
07/25/2055	5.250%	2,000,000	1,831,343
PRPM Trust(a),(o)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	9,002,887	9,081,384
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.404%	4,608,000	4,528,216
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.266%	2,700,000	2,679,397
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.437%	2,043,000	2,038,638
Radnor Re Ltd.(a),(d)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	8.350%	4,750,000	4,812,635
RCO Trust(a),(o)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	9,200,000	9,138,093
RCO VIII Mortgage LLC(a),(o)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	6,163,707	6,177,554
RCO X Mortgage LLC(a),(o)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	7,676,941	7,730,235
CMO Series 2025-1 Class A2
01/25/2030	8.353%	7,500,000	7,540,952

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,769,762
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,595,000	4,492,534
SAIF Securitization Trust(a),(o)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	2,453,220	2,458,169
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	5.143%	5,198,000	4,077,875
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	5.143%	4,958,000	3,568,141
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.990%	6,227,871	9,237,945
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	7,344,855	12,710,133
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	12,120,000	12,381,032
Stanwich Mortgage Loan Co. LLC(a),(o)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	13,742,169	13,730,942
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,443,672
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,320,771	2,943,896
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,913,715
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,292,675
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRT1 Class B2
02/25/2039	10.123%	1,968,000	1,987,164
CMO Series 2024-RRTL2 Class M1
09/25/2039	7.257%	5,375,000	5,359,568
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	3,800,000	3,849,923
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.123%	5,700,000	5,771,902
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	2,750,000	2,742,469
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(d)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.946%	9,283,470	9,483,584
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.946%	7,100,000	7,392,477
VCAT LLC(a),(o)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	7,593,267	7,668,715
VCC Trust(a),(o)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	5,214,000	5,208,625
Vericrest Opportunity Loan Transferee(a),(o)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	1,326,604	1,326,309
Vericrest Opportunity Loan Transferee XCIV LLC(a),(o)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	148,761	148,776
Vericrest Opportunity Loan Transferee XCVII LLC(a),(o)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,261,993	1,261,590
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	7,331,320	6,165,134
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.264%	4,493,200	3,478,879
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.855%	7,000,000	6,978,079
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.474%	4,198,000	4,197,670
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,755,811
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,669,521
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,384,516
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,362,360
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,173,710
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	4,700,000	4,769,025
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-CES3 Class B2
01/25/2055	9.490%	2,900,000	3,007,439
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	3,929,000	4,022,210
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	2,546,000	2,623,629
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	2,001,396
Subordinated CMO Series 2024-CES2 Class B1
10/25/2054	7.498%	2,500,000	2,522,767
Vista Point Securitization Trust(a),(o)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	8,732,000	8,792,954
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,019,108,185)			1,051,463,293

Call Option Contracts Purchased 0.6%
Value ($)
(Cost $17,543,359)	13,757,348

Put Option Contracts Purchased 0.5%

(Cost $25,507,772)	11,646,799

Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(k),(q)	206,772,867	206,710,835
Total Money Market Funds (Cost $206,692,788)		206,710,835
Total Investments in Securities (Cost: $5,157,292,197)		5,065,458,975
Other Assets & Liabilities, Net		(2,730,273,722)
Net Assets		2,335,185,253
At August 31, 2025, securities and/or cash totaling $54,256,815 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	2,311	12/2025	USD	554,091,138	—	(234,670)
U.S. Treasury 5-Year Note	1,299	12/2025	USD	142,199,906	910,581	—
U.S. Treasury Ultra Bond	103	12/2025	USD	12,005,938	7,892	—
Total					918,473	(234,670)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,301)	06/2026	USD	(555,029,963)	—	(112,778)
U.S. Long Bond	(2,920)	12/2025	USD	(333,610,000)	—	(1,718,353)
U.S. Treasury 10-Year Note	(14,011)	12/2025	USD	(1,576,237,500)	—	(4,631,966)
U.S. Treasury 2-Year Note	(269)	12/2025	USD	(56,097,008)	—	(25,870)
Total					—	(6,488,967)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	95,000,000	95,000,000	3.80	09/12/2025	2,018,750	1,056,647
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	285,000,000	285,000,000	3.80	10/14/2025	6,013,500	4,092,942
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	115,000,000	115,000,000	3.50	07/09/2026	2,012,500	1,898,167
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	84,886,000	84,886,000	3.50	06/11/2026	1,400,619	1,336,445

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	46,489,600	46,489,600	3.80	10/29/2025	2,277,990	270,407
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	200,000,000	200,000,000	3.75	05/14/2026	3,820,000	5,102,740
Total							17,543,359	13,757,348

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.90	09/30/2025	2,767,500	280,530
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	190,000,000	190,000,000	4.05	09/05/2025	1,501,000	19
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	378,000,000	378,000,000	4.00	11/10/2025	2,627,100	109,960
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	140,000,000	140,000,000	4.00	11/21/2025	1,255,380	56,854
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	180,000,000	180,000,000	3.75	12/23/2025	1,440,000	353,538
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	113,000,000	113,000,000	3.50	10/03/2025	1,327,750	191,196
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	211,382,252	211,382,252	3.50	02/27/2026	1,373,984	1,389,183
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.75	11/28/2025	1,440,000	208,680
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	190,000,000	190,000,000	3.55	12/29/2025	1,767,000	774,345
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	286,651,270	286,651,270	3.50	02/27/2026	2,028,058	1,883,844
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	500,000,000	500,000,000	3.40	08/05/2026	7,980,000	6,398,650
Total							25,507,772	11,646,799

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(600,000,000)	(600,000,000)	3.35	09/22/2025	(900,000)	(1,014,840)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(425,000,000)	(425,000,000)	3.30	09/26/2025	(595,000)	(657,050)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(615,000,000)	(615,000,000)	3.35	09/22/2025	(937,875)	(1,040,211)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(235,000,000)	(235,000,000)	3.25	09/29/2025	(658,000)	(690,124)
Total							(3,090,875)	(3,402,225)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,188,957	(4,167)	300,741	—	884,049	—
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,188,956	(4,167)	1,305,344	—	—	(120,555)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,437,361	(8,542)	4,814,780	—	—	(2,385,961)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	5,944,780	(20,833)	12,529,688	—	—	(6,605,741)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,188,956	(4,167)	1,408,605	—	—	(223,816)
Total							11,949,010	(41,876)	20,359,158	—	884,049	(9,336,073)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	23.204	USD	10,000,000	(1,901,763)	4,167	—	(2,002,148)	104,552	—
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	23.204	USD	10,000,000	(1,901,762)	4,167	—	(1,959,097)	61,502	—
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	23.204	USD	20,000,000	(3,803,524)	8,333	—	(2,221,230)	—	(1,573,961)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	6.803	USD	19,000,000	(3,044,601)	7,917	—	(2,433,353)	—	(603,331)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	50,000,000	(6,321,684)	20,833	—	(7,500,793)	1,199,942	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	9,500,000	(1,201,119)	3,958	—	(1,689,506)	492,345	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	9,500,000	(1,201,120)	3,958	—	(1,597,114)	399,952	—

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	5,000,000	(632,169)	2,083	—	(748,676)	118,590	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	12,000,000	(1,517,205)	5,000	—	(1,163,139)	—	(349,066)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	8,800,000	(1,673,551)	3,667	—	(1,870,651)	200,767	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	16,500,000	(3,137,907)	6,875	—	(2,993,450)	—	(137,582)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	13,000,000	(2,472,291)	5,417	—	(1,878,421)	—	(588,453)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	19.125	USD	1,030,138	(126,310)	429	—	(74,587)	—	(51,294)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	19.125	USD	2,019,878	(247,667)	842	—	(96,013)	—	(150,812)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	33.385	USD	2,036,432	(438,373)	849	—	(386,875)	—	(50,649)
Total								(29,621,046)	78,495	—	(28,615,053)	2,577,650	(3,505,148)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $1,271,733,485, which represents 54.46% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2025 and is not reflective of the cash flow payments.

(d)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $41,263,021, which represents 1.77% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)
The Fund’s committed equity ownership interest in the joint venture is 17% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	185,115,334	321,016,000	(299,420,434)	(65)	206,710,835	(3,459)	1,971,513	206,772,867
Itasca Park LLC - Unfunded
	—	17,300,000	—	—	17,300,000	—	—	—
Total	185,115,334			(65)	224,010,835	(3,459)	1,971,513

(l)	Non-income producing investment.
(m)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $17,300,000, which represents 0.74% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC - Unfunded	07/28/2025	—	17,300,000	17,300,000

(n)	Represents a security purchased on a when-issued basis.
(o)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(p)	Zero coupon bond.
(q)	The rate shown is the seven-day current annualized yield at August 31, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Mortgage Opportunities Fund  | 2025

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